Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets, Unclassified [Abstract]
Summary of Prepayments and Other Current Assets

	As of December 31,
	2022	2023
	RMB	RMB
Prepayments of promotion fees (a)	103,748	110,710
VAT recoverable (b)	75,049	86,976
Deposits, prepaid rental and property management fees	61,858	43,656
Prepayments for products procurement (c)	5,604	6,692
Others	46,566	55,807
	292,825	303,841

(a)
Prepayments of promotion fees mainly include prepayments made to online platforms for future services to promote the Group’s products through online advertising and prepaid short-term service fees to celebrity agencies and key opinion leaders.
(b)
VAT recoverable represent the balances that the Group can utilize to deduct its value-added tax liabilities in the future.
(c)
Prepayments for products procurement represent cash prepaid to the Group’s third-party suppliers for the procurement of products.